                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [ ]; Amendment Number: _____

     This Amendment (Check only one.): [ ] is a restatement
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    The Cincinnati Insurance Company
Address: 6200 South Gilmore Road
         Fairfield, Ohio 45014

13F File Number: 028-10753

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:  Kenneth W. Stecher
Title: Chief Financial Officer
Phone: (513) 870-2000

Signature, Place and Date of Signing:


/s/ Kenneth W. Stecher                    Fairfield, Ohio        May 12, 2008
------------------------------------   --------------------   ------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager: N/A


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers                1
Form 13F Information Table Entry Total          53
Form 13F Information Table Value Total   3,133,785
                                         (thousands)

List of Other Included Managers

No.   File No.    Name
---   ---------   ----
01    028-10798   Cincinnati Financial Corporation


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
                                 COLUMN 2     COLUMN 3  COLUMN 4    COLUMN 5      COLUMN 6   COLUMN 7         COLUMN 8
                             --------------- --------- --------- -------------- ------------ -------- ------------------------
                                 TITLE OF                          SHARES/  SH/  INVESTMENT
           ISSUER                 CLASS        CUSIP   FMV (000)  PRINCIPAL PRN      DIS     OTH MGRS   SOLE     SHARED   NONE
---------------------------- --------------- --------- --------- ---------- --- ------------ -------- -------- ---------- ----
AGL RESOURCES                COMMON          001204106    10,372    302,200 SH  SHARED-OTHER    01       --       302,200  --
ALLIANCEBERNSTEIN            COMMON          01881G106   129,840  2,048,600 SH  SHARED-OTHER    01       --     2,048,600  --
ALLIED WASTE INDUSTRIES INC  CONVERTIBLE DEB 019589AD2     4,621  5,050,000 PRN SHARED-OTHER    01       --            --  --
AMERICAN RIVER BANKSHARES    COMMON          029326105     3,305    203,385 SH  SHARED-OTHER    01       --       203,385  --
ARTHUR J GALLAGHER           COMMON          363576109       857     36,300 SH  SHARED-OTHER    01       --        36,300  --
BB & T CORP                  COMMON          054937107     6,053    188,800 SH  SHARED-OTHER    01       --       188,800  --
BOSTON PROPERTIES INC        CONVERTIBLE DEB 10112RAK0     5,906  6,250,000 PRN SHARED-OTHER    01       --            --  --
CHESAPEAKE ENERGY CORP       CONVERTIBLE PFD 165167842     4,231     36,300 SH  SHARED-OTHER    01       --            --  --
CHEVRON CORPORATION          COMMON          166764100    84,370    988,400 SH  SHARED-OTHER    01       --       988,400  --
CONOCOPHILLIPS               COMMON          20825C104    26,674    350,000 SH  SHARED-OTHER    01       --       350,000  --
DUKE ENERGY CORP             COMMON          26441C105    34,733  1,945,800 SH  SHARED-OTHER    01       --     1,945,800  --
EQUITABLE RESOURCES INC      COMMON          294549100    35,340    600,000 SH  SHARED-OTHER    01       --       600,000  --
EQUITY RESIDENTIAL           CONVERTIBLE DEB 26884AAV5     4,591  4,800,000 PRN SHARED-OTHER    01       --            --  --
EXXON MOBIL CORPORATION      COMMON          30231G102   298,973  3,534,800 SH  SHARED-OTHER    01       --     3,534,800  --
FIFTH THIRD BANCORP          COMMON          316773100   760,156 36,336,352 SH  SHARED-OTHER    01       --    36,336,352  --
FORTUNE BRANDS INC           COMMON          349631101    24,325    350,000 SH  SHARED-OTHER    01       --       350,000  --
GENERAL ELECTRIC CO          COMMON          369604103    64,768  1,750,000 SH  SHARED-OTHER    01       --     1,750,000  --
GENUINE PARTS CO             COMMON          372460105    41,507  1,032,000 SH  SHARED-OTHER    01       --     1,032,000  --
GLIMCHER REALTY TRUST        COMMON          379302102     1,196    100,000 SH  SHARED-OTHER    01       --       100,000  --
HUNTINGTON BANCSHARES INC    COMMON          446150104    55,665  5,178,108 SH  SHARED-OTHER    01       --     5,178,108  --
HUTCHINSON TECH              CONVERTIBLE DEB 448407AF3     1,947  2,500,000 PRN SHARED-OTHER    01       --            --  --
JOHNSON & JOHNSON            COMMON          478160104   156,251  2,408,685 SH  SHARED-OTHER    01       --     2,408,685  --
KENDLE INTL INC CV           CONVERTIBLE DEB 48880LAA5       173    150,000 PRN SHARED-OTHER    01       --            --  --
LINCOLN NATIONAL CORP        COMMON          534187109    16,945    325,869 SH  SHARED-OTHER    01       --       325,869  --
LINEAR TECHNOLOGY CORP       COMMON          535678106    21,661    705,800 SH  SHARED-OTHER    01       --       705,800  --
MEDTRONIC INC                COMMON          585055106    27,099    560,250 SH  SHARED-OTHER    01       --       560,250  --
MICROCHIP TECHNOLOGY INC     COMMON          595017104    29,130    890,000 SH  SHARED-OTHER    01       --       890,000  --
NEW YORK COMMUNITY BANCORP
   6% CV PFD                 CONVERTIBLE PFD 64944P307     4,499     95,000 SH  SHARED-OTHER    01       --            --  --
NORAM ENERGY CORP CV DEB     CONVERTIBLE DEB 655419AC3    10,493 10,652,650 PRN SHARED-OTHER    01       --            --  --
NORTHRIM BANCORP             COMMON          666762109       725     39,892 SH  SHARED-OTHER    01       --        39,892  --
OMNICARE INC                 CONVERTIBLE DEB 681904AL2     4,737  7,150,000 PRN SHARED-OTHER    01       --            --  --
PARTNERRE LTD                COMMON          G6852T105     2,654     34,784 SH  SHARED-OTHER    01       --        34,784  --
PEABODY ENERGY CORP          CONVERTIBLE DEB 704549AG9     2,838  2,500,000 PRN SHARED-OTHER    01       --            --  --
PEPSICO INC                  COMMON          713448108    55,991    775,500 SH  SHARED-OTHER    01       --       775,500  --
PFIZER INC                   COMMON          717081103    37,674  1,800,000 SH  SHARED-OTHER    01       --     1,800,000  --
PIEDMONT NATURAL GAS         COMMON          720186105    78,412  2,986,000 SH  SHARED-OTHER    01       --     2,986,000  --
PNC FINANCIAL SERVICES GROUP COMMON          693475105   118,682  1,810,000 SH  SHARED-OTHER    01       --     1,810,000  --
PRAXAIR INC                  COMMON          74005P104     2,106     25,000 SH  SHARED-OTHER    01       --        25,000  --
PROCTER & GAMBLE CORPORATION COMMON          742718109   396,246  5,655,000 SH  SHARED-OTHER    01       --     5,655,000  --
REINSURANCE GROUP OF AMERICA
   5.75% PIERS               CONVERTIBLE PFD 759351307     7,111    109,400 SH  SHARED-OTHER    01       --            --  --
SCIELE PHARMA INC            CONVERTIBLE DEB 808627AA1     1,580  1,650,000 PRN SHARED-OTHER    01       --            --  --
SEACOR SMITH INC NOTES       CONVERTIBLE DEB 811904AH4     3,780  3,000,000 PRN SHARED-OTHER    01       --            --  --
SIERRA BANCORP               COMMON          82620P102     9,187    425,150 SH  SHARED-OTHER    01       --       425,150  --
SPECTRA ENERGY CORP          COMMON          847560109    18,721    822,900 SH  SHARED-OTHER    01       --       822,900  --
STERLING BANCSHARES INC      COMMON          858907108     4,854    488,300 SH  SHARED-OTHER    01       --       488,300  --
STERLING FINANCIAL CORP      COMMON          859319105     4,215    270,000 SH  SHARED-OTHER    01       --       270,000  --
SYSCO CORP                   COMMON          871829107       203      7,000 SH  SHARED-OTHER    01       --         7,000  --
U S BANCORP                  COMMON          902973304   181,505  5,608,920 SH  SHARED-OTHER    01       --     5,608,920  --
VORNADO REALTY TRUST         CONVERTIBLE DEB 929043AE7     8,256  9,290,000 PRN SHARED-OTHER    01       --            --  --
WACHOVIA CORP                COMMON          929903102    65,318  2,419,200 SH  SHARED-OTHER    01       --     2,419,200  --
WELLS FARGO & CO             COMMON          949746101   121,202  4,165,000 SH  SHARED-OTHER    01       --     4,165,000  --
WEST PHARMACEUTICAL          CONVERTIBLE DEB 955306AA3     4,927  5,200,000 PRN SHARED-OTHER    01       --            --  --
WYETH                        COMMON          983024100   137,182  3,285,000 SH  SHARED-OTHER    01       --     3,285,000  --
                                                       3,133,785


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